Basis of Presentation	3 Months Ended
Jan. 31, 2020
Text Block [Abstract]
Basis of Presentation
Note 1: Basis of Presentation
Bank of Montreal (“the bank”) is a chartered bank under the
Bank Act (Canada)
and is a public company incorporated in Canada. We are a highly diversified financial services company, providing a broad range of personal and commercial banking, wealth management and investment banking products and services. The bank’s head office is at 129 rue Saint Jacques, Montreal, Quebec. Our executive offices are at 100 King Street West, 1 First Canadian Place, Toronto, Ontario. Our common shares are listed on the Toronto Stock Exchange (“TSX”) and the New York Stock Exchange.
These condensed interim consolidated financial statements have been prepared in accordance with International Accounting Standard 34,
Interim Financial Reporting
as issued by the International Accounting Standards Board (“IASB”) using the same accounting policies as disclosed in our annual consolidated financial statements for the year ended October 31, 2019, with the exception of the adoption of IFRS 16
Leases
,
IFRS Interpretations Committee Interpretation 23
Uncertainty Over Income Tax Treatments
(“IFRIC 23”) and Amendments to IAS 39
Financial Instruments: Recognition and Measurement
(“IAS 39”) and IFRS 7
Financial Instruments: Disclosures
(“IFRS 7”), as a result of interest rate benchmark reform discussed below. These condensed interim consolidated financial statements should be read in conjunction with the notes to our annual consolidated financial statements for the year ended October 31, 2019 as set out on pages 142 to 207 of our 2019 Annual Report. We also comply with interpretations of International Financial Reporting Standards (“IFRS”) by our regulator, the Office of the Superintendent of Financial Institutions of Canada (“OSFI”). These interim consolidated financial statements were authorized for issue by the Board of Directors on February 25, 2020.
Changes in Accounting Policy
Lease
s
Effective November 1, 2019, we adopted IFRS 16
Leases
(“IFRS 16”), which provides guidance whereby lessees are required to recognize a liability for the present value of future lease payments and record a corresponding asset on the balance sheet for most leases. There are minimal changes to the accounting from the lessor’s perspective.
The main impact for the bank is recording real estate leases on the balance sheet. Previously most of our real estate leases were classified as operating leases, whereby we recorded the lease expense over the lease term with no asset or liability recorded on the balance sheet other than related leasehold improvements. On adoption, we elected to exclude intangibles from the scope of lease accounting.
We recalculated the
right-of-use
asset as if we had always applied IFRS 16 for a selection of leases and for the remaining leases, we set the right-of-use
asset equal to the lease liability. We will continue to account for low dollar value leases as executory contracts with lease expense recorded over the lease term and no corresponding right-of-use
asset or lease liability. In addition, we combined lease and non-lease
components (for example maintenance and utilities that have fixed payments) in the calculation of right-of-use
assets and lease liabilities when applicable.
On transition, we recognized the cumulative effect of adoption in opening retained earnings as at November 1, 2019
with no changes to prior
periods
. The impact
to the Consolidated Balance Sheet as at November 1, 2019
was an increase in
premises and equipment
of $1,965 million, an increase in
other
liabilities of $2,024 million,
and
a decrease in
retained earnings
of $80 million ($59 million after tax).
The following table sets out a reconciliation of our operating lease commitments, as disclosed under IAS 17
Leases
as at October 31, 2019, which w
ere
 used to derive the lease liabilities as at November 1, 2019.

(Canadian $ in millions)	November 1, 2019
Operating lease commitment at October 31, 2019 as disclosed in our consolidated financial statements	3,800
Discounted using the incremental borrowing rate at November 1, 2019	(310)
Finance lease liabilities recognized as at October 31, 2019	41
Recognition exemption for l ow-value asset leases	(13)
Extension and termination options reasonably certain to be exercised	37
Executory costs not included in the lease liability	(166)
Leases signed but not yet started	(1,222)
Lease liabilities recognized at November 1, 2019	2,167
When measuring lease liabilities, we discounted lease payments using our incremental borrowing rate at November 1, 2019. The weighted-average rate applied was
2.52%.
When we enter into new arrangements as a lessee, a
right-of-use
asset is recognized equal to the lease liability, which is calculated based on the future lease payments discounted at our incremental borrowing rate over the lease term. The lease term is based on the non-cancellable
period and includes any options to extend or terminate which we are reasonably certain to exercise.
The
right-of-use
asset is depreciated on a straight-line basis, based on the shorter of useful life of the underlying asset or the lease term, and is adjusted for impairment losses, if any.
The lease liability accretes interest which is recognized in interest expense
,
other
 liabilities
, based on the effective interest method over the lease term. The lease liability is remeasured when decisions are made to exercise options under the lease arrangement or when the likelihood of exercising an option within the lease changes.
Amounts relating to leases of low value are expensed when incurred in non-interest
 expense, premises and equipment.

Uncertainty Over Income Tax Treatment
Effective November 1, 2019, we adopted IFRIC 23. The Interpretation clarifies the recognition and measurement requirements in IAS 12
Income Taxes
when there is uncertainty over income tax treatments. The Interpretation had no impact on our financial results on adoption.
Interbank Offered Rate (“IBOR”) Reform
Effective November 1, 2019, we early adopted the IASB’s Phase 1 amendments to IAS 39 and IFRS 7, which provide hedge accounting relief from the uncertainty arising from IBOR reform during the period prior to replacement of IBORs. These amendments modify certain hedge accounting requirements, allowing us to assume the interest rate benchmark on which the cash flows of the hedged item and the hedging instrument are based are not altered as a result of IBOR reform, allowing hedge accounting to continue. They also provide an exception from the requirement to discontinue hedge accounting if a hedging relationship does not meet the effectiveness requirements as a result of IBOR reform.
Mandatory application of the amendments ends at the earlier of when the uncertainty regarding the timing and amount of interest rate benchmark-based cash flows is no longer present and discontinuation of the hedging relationship.
Under IBOR reform, certain benchmark rates may be subject to discontinuance, changes in methodology, increased volatility or decreased liquidity during the transition from IBORs to alternative rates. Banks will cease rate submissions for the calculation of the London Interbank Offered Rates after December 31, 2021.
In order to manage the transition from IBORs to alternative rates, our enterprise-wide IBOR Transition Office is evaluating potential changes to market infrastructures on our risk framework, models, systems and processes, and reviewing legal documents to ensure the bank is prepared prior to the cessation of IBORs. We will apply judgment with respect to the need for new or revised hedging relationships; however, given market uncertainty, the assessment of the impact on the bank’s hedging relationships and its mitigation plans are in the early stages. The notional amount of the derivatives likely subject to IBOR reform designated as hedging instruments that mature after December 31, 2021 was $85,727 million of USD LIBOR and $1,560 million of other potentially impacted IBORs as at November 1, 2019.